INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consisted of the following:
	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Purchase software	-	59
Less : Amortization of software	-	(1)

Total	-	58